Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations
REVENUES	$ 0	$ 0	$ 0
COST OF SALES	0	0	0
GROSS PROFIT	0	0	0
OPERATING EXPENSES
Stock based compensation to officers, directors, and consultants	1,242,362	717,163	3,482,767
Other Operating Expenses	406,679	349,817	339,986
Total Operating Expenses	1,649,041	1,066,980	3,822,753
LOSS FROM OPERATIONS	(1,649,041)	(1,066,980)	(3,822,753)
Other Income (Expense)
Finance expense	(1,927,818)	(1,352,672)	(718,677)
Total Other Income (Expense) - Net	(1,927,818)	(1,352,672)	(718,677)
INCOME (LOSS) BEFORE INCOME TAXES	(3,576,859)	(2,419,652)	(4,541,430)
PROVISION FOR INCOME TAXES	0	0	0
NET INCOME (LOSS)	(3,576,859)	(2,419,652)	(4,541,430)
Deemed dividends for warrants	780	85,930	0
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (3,577,639)	$ (2,505,582)	$ (4,541,430)
Weighted average shares outstanding - Basic and Diluted	669,820,563	618,123,865	583,029,532
NET LOSS PER SHARE - Basic and Diluted	$ (0.01)	$ (0.00)	$ (0.01)